UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Boston Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 5.4%(1)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Automotive — 0.5%

Pinafore, LLC, Term Loan, 4.25%, Maturing 9/29/16	$15,254	$15,418,310

		$15,418,310

Broadcasting — 0.4%

HIT Entertainment, Inc., Term Loan - Second Lien, 5.82%, Maturing 2/26/13	$13,910	$12,913,112

		$12,913,112

Building Materials — 0.4%

Goodman Global Holdings, Inc., Term Loan, 5.75%, Maturing 10/28/16	$4,876	$4,925,762
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	5,076	4,694,943
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	4,223	3,902,293

		$13,522,998

Consumer Products — 0.4%

Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$13,433	$13,570,116

		$13,570,116

Diversified Financial Services — 0.2%

First Data Corp., Term Loan, 2.96%, Maturing 9/24/14	$5,632	$5,358,299

		$5,358,299

Electronics / Electrical — 0.5%

Edwards (Cayman Island II), Ltd., Term Loan, 5.50%, Maturing 5/31/16	$8,878	$8,911,042
Spectrum Brands, Inc., Term Loan, 5.01%, Maturing 6/17/16	8,878	8,991,891

		$17,902,933

Food Service — 0.6%

Del Monte Corp., Term Loan, 4.50%, Maturing 3/8/18	$11,900	$11,965,973
DineEquity, Inc., Term Loan, 4.25%, Maturing 10/19/17	2,511	2,544,146
Dunkin Brands, Inc., Term Loan, 4.25%, Maturing 11/23/17	3,262	3,290,611
U.S. Foodservice, Inc., Term Loan, 2.71%, Maturing 7/3/14	1,990	1,929,144

		$19,729,874

Gaming — 0.2%

Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.46%, Maturing 5/16/14	$3,220	$2,994,600
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	2,303	2,222,834

		$5,217,434

Health Care — 0.4%

Axcan Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	$10,274	$10,274,250
MedAssets, Inc., Term Loan, 5.25%, Maturing 11/16/16	2,874	2,904,332

		$13,178,582

Hotels — 0.1%

CCM Merger, Inc., Term Loan, 7.00%, Maturing 3/1/17	$4,100	$4,161,500

		$4,161,500

Insurance — 0.2%

HUB International Holdings, Inc., Term Loan, 6.75%, Maturing 6/13/14	$4,900	$4,915,565

		$4,915,565

Services — 0.1%

Brickman Group Holdings, Inc., Term Loan, 7.25%, Maturing 10/14/16	$2,993	$3,058,583

		$3,058,583

Super Retail — 0.8%

Burlington Coat Factory Warehouse Corp., Term Loan, 6.25%, Maturing 2/18/17	$10,474	$10,476,662
General Nutrition Centers, Inc., Term Loan, 4.25%, Maturing 3/2/18	16,350	16,426,534

		$26,903,196

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Transportation Ex Air / Rail — 0.2%

CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	$3,890	$3,826,485
CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	1,774	1,745,345
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	1,991	1,958,562

		$7,530,392

Utilities — 0.4%

TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.73%, Maturing 10/10/14	$16,810	$14,372,318

		$14,372,318

Total Senior Floating-Rate Interests
(identified cost $177,845,511)		$177,753,212

Corporate Bonds & Notes — 84.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.3%

Alliant Techsystems, Inc., 6.875%, 9/15/20	$2,335	$2,463,425
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18(2)	475	502,313
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(2)	6,640	7,021,800

		$9,987,538

Aerospace and Defense — 0.6%

BE Aerospace, Inc., 6.875%, 10/1/20	$4,565	$4,827,488
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18(2)	15,245	16,502,712

		$21,330,200

Air Transportation — 0.4%

American Airlines, Inc., Sr. Notes, 7.50%, 3/15/16(2)	$10,670	$10,536,625
Continental Airlines, 7.033%, 12/15/12	717	718,939
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(2)	824	876,530

		$12,132,094

Automotive — 0.6%

Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(2)	$19,190	$21,061,025

		$21,061,025

Automotive & Auto Parts — 4.4%

Accuride Corp., Sr. Notes, 9.50%, 8/1/18	$4,575	$5,124,000
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(2)	6,600	7,524,000
Affinia Group, Inc., Sr. Sub. Notes, 9.00%, 11/30/14(2)	875	904,531
Allison Transmission, Inc., 7.125%, 5/15/19(2)	7,430	7,560,025
Allison Transmission, Inc., 11.00%, 11/1/15(2)	1,455	1,589,588
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(2)	18,639	20,687,537
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(2)	12,365	13,879,712
Commercial Vehicle Group, Inc., Sr. Notes, 7.875%, 4/15/19(2)	3,805	3,909,637
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	8,340	8,543,821
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	16,305	18,983,471
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	4,565	5,434,505
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	4,785	6,113,661
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	3,097	3,522,838
Lear Corp., 7.875%, 3/15/18	1,810	1,995,525
Meritor, Inc., 8.125%, 9/15/15	2,400	2,544,000
Meritor, Inc., 10.625%, 3/15/18	4,290	4,879,875
Navistar International Corp., 8.25%, 11/1/21	10,140	11,356,800
Pittsburgh Glass Works, LLC, Sr. Notes, 8.50%, 4/15/16(2)	3,330	3,496,500
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(2)	9,217	10,357,604
Uncle Acquisition 2010 Corp., Sr. Notes, 8.625%, 2/15/19(2)	3,855	4,115,212
Visteon Corp., Sr. Notes, 6.75%, 4/15/19(2)	2,395	2,383,025

		$144,905,867

Banks and Thrifts — 1.5%

Ally Financial, Inc., 8.00%, 11/1/31	$14,230	$16,115,475
Ally Financial, Inc., 8.30%, 2/12/15	18,240	20,565,600
General Motors Acceptance Corp., 7.00%, 2/1/12	500	517,500
General Motors Acceptance Corp., 8.00%, 12/31/18	9,290	10,311,900

		$47,510,475

Broadcasting — 1.1%

Citadel Broadcasting Corp., 7.75%, 12/15/18(2)	$5,430	$5,905,125
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	6,020	6,035,050
Cumulus Media, Inc., Sr. Notes, 7.75%, 5/1/19(2)	4,785	4,785,000

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Broadcasting (continued)

Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(2)	$2,490	$2,595,825
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(2)	15,340	18,292,950

		$37,613,950

Building Materials — 0.4%

Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(2)	$9,570	$9,725,512
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	3,155	3,395,569

		$13,121,081

Cable / Satellite TV — 0.9%

Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(2)	$1,440	$1,537,200
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	3,285	3,597,075
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,265	2,548,125
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	940	1,050,450
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	11,240	11,745,800
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	1,570	1,711,300
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	7,100	7,552,625

		$29,742,575

Capital Goods — 1.7%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$4,021,587
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(2)	9,585	10,303,875
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,758,219
Greenbrier Cos., Inc., 8.375%, 5/15/15	480	494,400
Griffon Corp., 7.125%, 4/1/18(2)	7,120	7,413,700
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	5,920	6,512,000
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	2,475	2,784,375
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,699,975
Terex Corp., Sr. Notes, 10.875%, 6/1/16	11,975	14,070,625

		$55,058,756

Chemicals — 3.1%

Celanese US Holdings, LLC, 6.625%, 10/15/18	$2,745	$2,902,838
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	9,045	10,232,156
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	6,735	7,728,412
Chemtura Corp., 7.875%, 9/1/18(2)	6,300	6,772,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Notes, 9.00%, 11/15/20(2)	3,190	3,453,175
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(2)	8,320	9,152,000
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(2)	8,975	9,334,000
Koppers, Inc., 7.875%, 12/1/19	2,130	2,332,350
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19(2)	2,355	2,407,988
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(2)	5,036	5,627,730
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	11,515	13,069,525
Momentive Performance Materials, Inc., 9.00%, 1/15/21(2)	890	961,200
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	5,500	6,242,500
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19(2)	6,490	6,782,050
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	1,830	1,956,956
Polypore International, Inc., 7.50%, 11/15/17(2)	2,290	2,437,419
Solutia, Inc., 8.75%, 11/1/17	4,840	5,378,450
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(2)	3,685	3,887,675

		$100,658,924

Consumer Products — 2.1%

ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$6,630	$7,508,475
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	19,400	19,763,750
Revlon Consumer Products Corp., 9.75%, 11/15/15	11,850	12,975,750
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	1,790	1,919,775
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(2)	11,704	13,225,520
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	10,467	11,775,375

		$67,168,645

Containers — 2.1%

Ardagh Packaging Finance PLC, 9.125%, 10/15/20(2)	$3,735	$4,145,850
Ardagh Packaging Finance PLC, Sr. Notes, 7.375%, 10/15/17(2)	2,665	2,874,869
BWAY Holding Co., 10.00%, 6/15/18	1,855	2,045,137
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,160	4,818,150
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(2)	13,555	14,046,369
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(2)	4,600	4,818,500
Reynolds Group Holdings, Inc., Sr. Notes, 8.25%, 2/15/21(2)	11,020	11,254,175

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Containers (continued)

Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(2)	$8,930	$9,242,550
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(2)	15,595	16,511,206

		$69,756,806

Diversified Financial Services — 2.1%

AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/15/16(2)	$11,718	$12,011,123
Cantor Fitzgerald, L.P., 7.875%, 10/15/19(2)	5,410	5,759,594
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(2)	9,040	9,264,897
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	4,780	4,881,575
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	11,565	11,687,878
E*Trade Financial Corp., Sr. Notes, 7.375%, 9/15/13	16,420	16,625,250
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	6,890	7,992,400

		$68,222,717

Diversified Media — 2.5%

Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(2)	$9,694	$10,493,755
Catalina Marketing Corp., 11.625%, 10/1/17(2)	13,835	15,771,900
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(2)	13,300	8,778,000
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	4,900	5,475,750
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(2)	3,205	3,421,337
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,860	1,846,050
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(2)	6,460	6,621,500
MDC Partners, Inc., 11.00%, 11/1/16	7,310	8,223,750
MDC Partners, Inc., 11.00%, 11/1/16(2)	4,840	5,396,600
Nielsen Finance, LLC, 11.50%, 5/1/16	4,336	5,149,000
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	518	613,830
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	10,615	11,358,050

		$83,149,522

Energy — 8.0%

Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	$11,215	$12,690,412
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15	12,235	12,785,575
Basic Energy Services, Inc., 7.75%, 2/15/19(2)	1,410	1,484,025
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	6,755	7,886,462
Bill Barrett Corp., 9.875%, 7/15/16	1,410	1,610,925
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(2)	2,860	3,003,000
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18(2)	14,575	15,631,687
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(2)	22,735	22,393,975
Chesapeake Midstream Partners, LP/Chesapeake Midstream Partners Finance Corp., 5.875%, 4/15/21(2)	4,815	4,869,169
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(2)	7,569	8,288,055
Compton Petroleum Finance Corp., 10.00%, 9/15/17	3,516	2,637,081
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	5,535	5,853,263
Continental Resources, Inc., 7.125%, 4/1/21	2,290	2,444,575
Continental Resources, Inc., 7.375%, 10/1/20	925	1,001,313
Denbury Resources, Inc., 8.25%, 2/15/20	5,335	5,975,200
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	11,183,437
EXCO Resources, Inc., 7.50%, 9/15/18	2,295	2,338,031
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	9,520	10,186,400
Frac Tech Services, LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18(2)	4,540	4,846,450
Frontier Oil Corp., 6.875%, 11/15/18	1,825	1,916,250
GMX Resources, Inc., 11.375%, 2/15/19(2)	6,580	6,596,450
Goodrich Petroleum Corp., 8.875%, 3/15/19(2)	5,685	5,770,275
Harvest Operations Corp., 6.875%, 10/1/17(2)	2,710	2,848,888
Holly Corp., 9.875%, 6/15/17	5,995	6,789,337
Oasis Petroleum, Inc., Sr. Notes, 7.25%, 2/1/19(2)	2,230	2,257,875
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,419,188
Petroplus Finance, Ltd., 6.75%, 5/1/14(2)	955	940,675
Petroplus Finance, Ltd., 7.00%, 5/1/17(2)	6,105	5,830,275
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(2)	9,505	9,695,100
Precision Drilling Corp., 6.625%, 11/15/20(2)	6,530	6,774,875
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	14,465	16,996,375
Range Resources Corp., 6.75%, 8/1/20	5,485	5,896,375
Rosetta Resources, Inc., 9.50%, 4/15/18	3,375	3,763,125
SandRidge Energy, Inc., 7.50%, 3/15/21(2)	3,280	3,456,300
SESI, LLC, 6.375%, 5/1/19(2)	9,595	9,714,937
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	1,150	1,180,188
SM Energy Co., Sr. Notes, 6.625%, 2/15/19(2)	2,350	2,432,250
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	10,328,312
Venoco, Inc., 11.50%, 10/1/17	1,870	2,085,050
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19(2)	13,000	13,065,000
Xinergy Corp., Sr. Notes, 9.25%, 5/15/19	1,015	1,015,000

		$260,881,135

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Entertainment / Film — 1.0%

AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	$1,865	$2,032,850
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(2)	1,940	1,988,500
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(2)	2,875	3,119,375
Regal Entertainment Group, 9.125%, 8/15/18	13,315	14,346,912
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	9,430	10,361,213

		$31,848,850

Environmental — 0.2%

Casella Waste Systems, Inc., 7.75%, 2/15/19(2)	$1,410	$1,448,775
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	2,350	2,676,063
Clean Harbors, Inc., Sr. Notes, 7.625%, 8/15/16(2)	3,555	3,821,625

		$7,946,463

Food / Beverage / Tobacco — 2.3%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(2)	$6,012	$6,136,932
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(2)	11,070	12,010,950
Blue Merger Sub, Inc., 7.625%, 2/15/19(2)	16,385	16,856,069
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	6,998	8,555,055
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(2)	9,060	9,988,650
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	2,050	2,214,000
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14	8,315	9,894,850
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(2)	8,735	9,280,937

		$74,937,443

Gaming — 6.5%

Ameristar Casinos, Inc., Sr. Notes, 7.50%, 4/15/21(2)	$2,375	$2,443,281
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)(3)	11,355	4,201,350
CCM Merger, Inc., 8.00%, 8/1/13(2)	4,865	4,877,162
Chukchansi EDA, Sr. Notes, Variable Rate, 3.943%, 11/15/12(2)	5,045	4,061,225
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(4)	518	496,951
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(2)(3)	19,830	10,312
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	3,725	3,548,063
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	28,075	23,723,375
Harrah’s Operating Co., Inc., 10.00%, 12/15/15	5,840	5,986,000
Harrah’s Operating Co., Inc., 12.75%, 4/15/18(2)	17,510	17,947,750
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	2,280	2,151,750
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	13,160	15,068,200
Inn of the Mountain Gods Resort & Casino, Sr. Notes, (PIK), 1.25%, 11/30/20(2)(4)	5,339	2,435,919
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(2)(4)	2,373	2,373,000
Majestic HoldCo, LLC, 12.50%, 10/15/11(2)(3)	3,390	339
Mandalay Resort Group, 6.375%, 12/15/11	9,765	9,960,300
Mandalay Resort Group, 7.625%, 7/15/13	2,965	2,994,650
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	7,080	8,310,150
MGM Resorts International, 6.75%, 9/1/12	2,430	2,496,825
MGM Resorts International, 6.75%, 4/1/13	10,390	10,623,775
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	2,250	2,520,000
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	4,625	5,370,781
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	4,790	5,592,325
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	7,630	5,455,450
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	5,265,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	15,085	13,048,525
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(2)	5,385	5,580,206
Peninsula Gaming, LLC, 8.375%, 8/15/15(2)	2,815	3,026,125
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,350	1,451,250
Peninsula Gaming, LLC, 10.75%, 8/15/17(2)	3,290	3,651,900
Peninsula Gaming, LLC, 10.75%, 8/15/17	8,250	9,157,500
Sugarhouse HSP Gaming Property, LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 4/15/16(2)	2,590	2,658,920
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(2)	9,455	9,514,094
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(2)(4)	9,260	5,971,878
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	9,145	10,036,637

		$212,011,718

Health Care — 6.3%

Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$9,280	$9,987,600
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	5,460	5,842,200
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	1,820	1,929,200

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Health Care (continued)

AMGH Merger Sub, Inc., 9.25%, 11/1/18(2)	$5,230	$5,661,475
Biomet, Inc., (PIK), 10.375%, 10/15/17	8,570	9,566,263
Biomet, Inc., 11.625%, 10/15/17	32,435	36,975,900
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(2)	19,765	21,395,612
DJO Finance, LLC/DJO Finance Corp., 7.75%, 4/15/18(2)	3,785	3,903,281
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	14,170	15,498,438
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(2)	1,835	1,890,050
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(2)	3,685	4,242,356
HCA, Inc., 9.25%, 11/15/16	10,125	10,909,688
HCA, Inc., (PIK), 9.625%, 11/15/16	1,740	1,872,675
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	9,715	10,929,375
Multiplan, Inc., 9.875%, 9/1/18(2)	9,515	10,347,563
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(2)	3,600	3,771,000
Quintiles Transnational Corp., Sr. Notes, (PIK), 9.50%, 12/30/14(2)	23,705	24,356,887
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19(2)	8,290	9,056,825
Rotech Healthcare, Inc., 10.50%, 3/15/18(2)	6,640	6,756,200
Stewart Enterprises, Inc., 6.50%, 4/15/19(2)	1,900	1,923,750
STHI Holding Corp., 8.00%, 3/15/18(2)	4,840	4,997,300
Warner Chilcott Co. LLC, 7.75%, 9/15/18(2)	2,995	3,170,956

		$204,984,594

Homebuilders / Real Estate — 1.3%

CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$8,930	$9,376,500
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	22,945	27,247,188
Tutor Perini Corp., 7.625%, 11/1/18(2)	6,425	6,585,625

		$43,209,313

Insurance — 0.4%

Alliant Holdings I, Inc., 11.00%, 5/1/15(2)	$5,665	$6,019,062
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(2)	4,265	4,462,256
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.188%, 11/15/14(2)	2,135	2,076,288

		$12,557,606

Leisure — 1.9%

NCL Corp, Ltd., Sr. Notes, 9.50%, 11/15/18(2)	$2,720	$2,903,600
NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	10,600	12,481,500
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,407,244
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,952,281
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,343,413
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,664,375
Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	9,955	11,000,275
Universal City Development Partners, Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	13,165	15,073,925
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19(2)	2,420	2,480,500

		$61,307,113

Metals / Mining — 3.2%

Arch Coal, Inc., 7.25%, 10/1/20	$3,175	$3,440,906
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	2,660	2,992,500
CII Carbon, LLC, 11.125%, 11/15/15(2)	5,855	6,147,750
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(2)	8,495	8,962,225
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	10,620	11,867,850
Consol Energy, Inc., 8.00%, 4/1/17	5,395	5,988,450
Consol Energy, Inc., 8.25%, 4/1/20	4,520	5,062,400
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(2)	22,750	24,115,000
James River Escrow, Inc., Sr. Notes, 7.875%, 4/1/19(2)	3,330	3,504,825
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(2)	12,040	13,003,200
Novelis, Inc., 8.375%, 12/15/17	9,225	10,239,750
Novelis, Inc., 8.75%, 12/15/20	9,225	10,355,063

		$105,679,919

Paper — 2.5%

Boise Paper Holdings, LLC, 8.00%, 4/1/20	$1,805	$1,967,450
Boise Paper Holdings, LLC, 9.00%, 11/1/17	7,295	8,161,281
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	8,205	10,420,350
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	18,710	18,710,000
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(2)	13,695	13,950,795
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	17,925	19,179,750
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 8.75%, 2/1/19(2)	7,065	7,329,938
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.054%, 8/1/14	975	950,625

		$80,670,189

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Railroad — 0.5%

Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$2,350	$2,449,875
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	8,155	8,346,643
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	6,410	6,986,900

		$17,783,418

Restaurants — 1.0%

Dunkin Finance Corp., Sr. Notes, 9.625%, 12/1/18(2)	$17,997	$18,446,925
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	12,400	12,725,500

		$31,172,425

Services — 5.2%

Abengoa Finance SAU, 8.875%, 11/1/17(2)	$5,225	$5,329,500
Aramark Holdings Corp., Sr. Notes, (PIK), 8.625%, 5/1/16(2)	4,490	4,635,925
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	6,005	6,695,575
Diversey Holdings, Inc., Sr. Notes, 10.50%, 5/15/20	9,113	10,662,111
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	10,305	10,562,625
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	17,850	18,675,562
Hertz Corp., 7.50%, 10/15/18(2)	75	79,125
Hertz Corp., 8.875%, 1/1/14	485	499,550
Laureate Education, Inc., 10.00%, 8/15/15(2)	26,656	28,188,720
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(2)	29,609	30,744,336
Laureate Education, Inc., 11.75%, 8/15/17(2)	13,854	15,308,670
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(2)	5,110	4,426,538
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,928	1,822,177
RSC Equipment Rental, Inc., 10.25%, 11/15/19	4,495	5,180,487
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(2)	11,810	13,581,500
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	2,750	2,605,625
United Rentals North America, Inc., 10.875%, 6/15/16	8,360	9,770,750

		$168,768,776

Steel — 0.2%

JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(2)	$4,845	$5,099,362
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	8,245	825
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	2,255	2,390,300

		$7,490,487

Super Retail — 4.8%

Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$19,000	$20,876,250
Limited Brands, Inc., 6.625%, 4/1/21	16,370	17,024,800
Limited Brands, Inc., 8.50%, 6/15/19	12,810	14,827,575
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	21,043	22,147,866
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(2)	11,165	12,114,025
RadioShack Corp., 6.75%, 5/15/19(2)	2,855	2,867,933
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	34,896	38,167,500
Toys “R” Us, 10.75%, 7/15/17	19,245	21,915,244
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(2)	5,980	6,293,950

		$156,235,143

Technology — 3.3%

Advanced Micro Devices, Inc., 8.125%, 12/15/17	$3,260	$3,463,750
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	7,210	7,552,475
Avaya, Inc., Sr. Notes, 7.00%, 4/1/19(2)	6,290	6,258,550
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	8,840	9,171,500
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15(2)	1	531
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	19,309	20,081,120
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	2,215	2,358,975
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	2,795	3,053,538
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(2)	8,530	9,020,475
MedAssets, Inc., 8.00%, 11/15/18(2)	2,275	2,348,938
SSI Investments II, Sr. Notes, 11.125%, 6/1/18	11,015	12,419,412
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	27,755	30,669,275

		$106,398,539

Telecommunications — 6.9%

Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(2)	$11,140	$11,864,100
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(2)	8,325	9,802,687
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	28,585	30,514,487
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	6,248	6,607,260
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	9,601	10,561,031
Intelsat Luxembourg SA, 11.50%, 2/4/17(2)	9,610	10,571,000

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Telecommunications (continued)

Intelsat SA, Sr. Notes, 6.50%, 11/1/13	$2,265	$2,412,225
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	2,785	2,826,775
NII Capital Corp., 8.875%, 12/15/19	10,395	11,538,450
NII Capital Corp., 10.00%, 8/15/16	9,510	10,960,275
SBA Telecommunications, Inc., 8.00%, 8/15/16	4,075	4,436,656
SBA Telecommunications, Inc., 8.25%, 8/15/19	2,725	3,021,344
Sprint Capital Corp., 6.90%, 5/1/19	17,195	18,140,725
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	17,145	19,159,537
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	15,134,675
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(2)	7,525	8,785,438
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(2)	27,478	33,012,931
Windstream Corp., 7.75%, 10/1/21(2)	8,500	9,031,250
Windstream Corp., 7.875%, 11/1/17	1,900	2,061,500
Windstream Corp., 8.125%, 9/1/18	4,940	5,347,550

		$225,789,896

Textiles / Apparel — 0.9%

Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$10,607	$11,985,910
Perry Ellis International, Inc., 7.875%, 4/1/19	6,515	6,824,462
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	9,655	10,621,678

		$29,432,050

Transportation Ex Air / Rail — 1.4%

CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(2)	$14,420	$14,996,800
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(2)	9,300	10,195,125
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(2)	6,960	7,734,300
CMA CGM SA, 8.50%, 4/15/17(2)	12,820	12,691,800

		$45,618,025

Utilities — 3.3%

Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(2)	$11,965	$13,161,500
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(2)	23,420	24,883,750
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	2,785	2,186,225
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	7,080	7,080,000
GenOn Energy, Inc., Sr. Notes, 9.875%, 10/15/20(2)	19,540	21,005,500
NGC Corp., 7.625%, 10/15/26	7,090	5,175,700
NRG Energy, Inc., 8.25%, 9/1/20	11,225	11,870,437
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	3,690	3,837,600
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	826,213
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(2)	17,615	18,187,487

		$108,214,412

Total Corporate Bonds & Notes
(identified cost $2,608,176,405)		$2,774,357,689

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive & Auto Parts — 0.2%

Ford Motor Co., 4.25%, 11/15/16	$3,885	$7,264,950

		$7,264,950

Health Care — 0.2%

Kendle International, Inc., 3.375%, 7/15/12	$4,295	$4,128,569

		$4,128,569

Total Convertible Bonds
(identified cost $10,970,444)		$11,393,519

Common Stocks — 0.7%

Security	Shares	Value

Building Materials — 0.2%

Panolam Holdings Co.(4)(5)(6)	6,997	$6,735,662

		$6,735,662

Consumer Products — 0.0%(7)

HF Holdings, Inc.(4)(5)(6)	3,400	$38,658

		$38,658

Energy — 0.0%(7)

SemGroup Corp.(6)	26,457	$742,119

		$742,119

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Gaming — 0.0%(7)

Fontainebleau Equity Holdings, Class A(4)(5)(6)	301,724	$3,017
Greektown Superholdings, Inc.(6)	1,365	98,963
Shreveport Gaming Holdings, Inc.(4)	3,597	64,746

		$166,726

Steel — 0.4%

RathGibson Acquisition Co., LLC(4)(5)(6)	367,800	$12,302,910

		$12,302,910

Super Retail — 0.1%

GNC Holdings, Inc., Class A(6)	181,851	$3,464,261

		$3,464,261

Total Common Stocks
(identified cost $11,512,793)		$23,450,336

Convertible Preferred Stocks — 0.3%

Security	Shares	Value

Energy — 0.3%

Chesapeake Energy Corp., 4.50%	80,133	$7,768,093
Chesapeake Energy Corp., 5.00%	9,586	992,151

		$8,760,244

Total Convertible Preferred Stocks
(identified cost $8,924,414)		$8,760,244

Preferred Stocks — 0.7%

Security	Shares/Units	Value

Banks and Thrifts — 0.7%

Citigroup Capital XIII, 7.875%	90,565	$2,526,990
GMAC Capital Trust I	787,185	20,435,323

		$22,962,313

Gaming — 0.0%(7)

Fontainebleau Resorts LLC, (PIK)(4)(5)(6)	9,234	$92

		$92

Services — 0.0%(7)

Muzak Holdings, LLC, Variable Rate, (PIK), 10.00%(5)(6)	113,977	$1,068,549

		$1,068,549

Total Preferred Stocks
(identified cost $32,506,174)		$24,030,954

Miscellaneous — 0.0%(7)

	Shares/
	Principal
	Amount
Security	(000’s omitted)	Value

Cable / Satellite TV — 0.0%(7)

Adelphia, Inc., Escrow Certificate(6)	10,260,000	$192,375
Adelphia, Inc., Escrow Certificate(6)	5,085,000	95,344
Adelphia Recovery Trust(6)	14,818,854	77,799

		$365,518

Gaming — 0.0%(7)

BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(5)	8,520	$93,720

		$93,720

Health Care — 0.0%(7)

US Oncology, Inc., Escrow	4,050	$91,125

		$91,125

Total Miscellaneous
(identified cost $13,808,944)		$550,363

Warrants — 0.1%

Security	Shares	Value

Energy — 0.0%(7)

SemGroup Corp., Expires 11/30/14(6)	27,849	$229,754

		$229,754

Food / Beverage / Tobacco — 0.1%

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(6)	5,575	$808,375

		$808,375

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Gaming — 0.0%(7)

Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(5)(6)	6,338	$537,065

		$537,065

Publishing / Printing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/14/19(4)(5)(6)	33,105	$0

		$0

Total Warrants
(identified cost $278)		$1,575,194

Short-Term Investments — 6.2%

	Interest
Description	(000’s Omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(8)	$203,719	$203,718,599

Total Short-Term Investments
(identified cost $203,718,599)		$203,718,599

Total Investments — 98.7%
(identified cost $3,067,463,562)		$3,225,590,110

Other Assets, Less Liabilities — 1.3%		$42,376,123

Net Assets — 100.0%		$3,267,966,233

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	- Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $1,234,908,570 or 37.8% of the Portfolio’s net assets.

(3)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Restricted security (see Note 5).

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $2,863,744,963)	$3,021,871,511
Affiliated investment, at value (identified cost, $203,718,599)	203,718,599
Cash	169,651
Interest and dividends receivable	66,740,648
Interest receivable from affiliated investment	31,529
Receivable for investments sold	41,824,346
Receivable for open swap contracts	1,261,471

Total assets	$3,335,617,755

Liabilities

Payable for investments purchased	$65,095,932
Premium received on open swap contracts	686,145
Payable to affiliates:
Investment adviser fee	1,616,273
Trustees’ fees	4,208
Accrued expenses	248,964

Total liabilities	$67,651,522

Net Assets applicable to investors’ interest in Portfolio	$3,267,966,233

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$3,108,578,214
Net unrealized appreciation	159,388,019

Total	$3,267,966,233

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income	$128,460,560
Dividends	308,638
Interest allocated from affiliated investment	174,353
Expenses allocated from affiliated investment	(8,753)

Total investment income	$128,934,798

Expenses

Investment adviser fee	$9,276,596
Trustees’ fees and expenses	25,250
Custodian fee	254,576
Legal and accounting services	52,176
Miscellaneous	38,296

Total expenses	$9,646,894

Deduct —
Reduction of custodian fee	$1,431

Total expense reductions	$1,431

Net expenses	$9,645,463

Net investment income	$119,289,335

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$31,775,278
Investment transactions allocated from affiliated investment	3,009
Swap contracts	715,185

Net realized gain	$32,493,472

Change in unrealized appreciation (depreciation) —
Investments	$39,953,337
Swap contracts	145,785

Net change in unrealized appreciation (depreciation)	$40,099,122

Net realized and unrealized gain	$72,592,594

Net increase in net assets from operations	$191,881,929

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$119,289,335	$228,414,493
Net realized gain from investment transactions and swap contracts	32,493,472	80,411,901
Net change in unrealized appreciation (depreciation) from investments and swap contracts	40,099,122	142,468,646

Net increase in net assets from operations	$191,881,929	$451,295,040

Capital transactions —
Contributions	$253,225,895	$356,663,219
Withdrawals	(87,287,438)	(294,698,173)

Net increase in net assets from capital transactions	$165,938,457	$61,965,046

Net increase in net assets	$357,820,386	$513,260,086

Net Assets

At beginning of period	$2,910,145,847	$2,396,885,761

At end of period	$3,267,966,233	$2,910,145,847

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.63	%(2)	0.64%	0.65%	0.65%	0.62%	0.66	%(3)
Net investment income	7.82	%(2)	8.67%	10.52%	8.92%	7.91%	7.85%
Portfolio Turnover	40	%(4)	75%	74%	54%	84%	68%

Total Return	6.44	%(4)	18.44%	40.41%	(25.45)%	6.65%	11.10%

Net assets, end of period (000’s omitted)	$3,267,966		$2,910,146	$2,396,886	$1,531,339	$2,038,478	$1,874,813

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended October 31, 2006).
(4)	Not annualized.

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks reasonable preservation of capital to the extent attainable from its investments in high yield, high risk corporate bonds, and growth of income and capital as secondary objectives. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Income Fund of Boston, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 89.7%, less than 0.1%, 8.6% and 1.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, and 0.555% of average daily net assets of $5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $9,276,596 or 0.61% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,368,329,515 and $1,139,976,921, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,080,804,995

Gross unrealized appreciation	$225,656,228
Gross unrealized depreciation	(80,871,113)

Net unrealized appreciation	$144,785,115

5 Restricted Securities

At April 30, 2011, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100		$93,720
Fontainebleau Equity Holdings, Class A	6/1/07	301,724	3,620,688		3,017
Fontainebleau Resorts LLC, (PIK), Preferred	6/1/07	9,234	9,233,790		92
HF Holdings, Inc.	10/27/09	3,400	182,613		38,658
Muzak Holdings, LLC, Variable Rate, (PIK), 10.00%, Preferred	6/18/10	113,977	1,139,737		1,068,549
Panolam Holdings Co.	12/30/09	6,997	3,844,852		6,735,662
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	6,338	0	(1)	537,065
RathGibson Acquisition Co., LLC	6/14/10	367,800	1,951,930		12,302,910
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	33,105	0		0

Total Restricted Securities			$20,122,710		$20,779,673

(1)	Less than $0.50.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Credit Default Swaps — Sell Protection
			Notional	Receive				Upfront	Net
		Credit	Amount**	Annual		Termination	Market	Payments	Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Value	Received	Appreciation

Bank of America	Amkor Technology, Inc.	Ba3/BB-	$3,850	5.00	%(1)	6/20/15	$191,547	$141,579	$333,126
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	3,300	5.00	(1)	9/20/15	127,926	188,436	316,362
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	6,600	5.00	(1)	9/20/15	255,853	356,130	611,983

							$575,326	$686,145	$1,261,471

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $13,750,000.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2011, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,261,471, with the highest amount of any one counterparty being $928,345. Such amount would be reduced by any unamortized upfront payments received by the Portfolio. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2011 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Credit default swap contracts	$575,326	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium received on open swap contracts.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Credit default swap contracts	$715,185	$145,785

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $16,773,000.

7 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

8 Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Boston Income Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests	$—	$177,753,212	$—	$177,753,212
Corporate Bonds & Notes	—	2,763,079,941	11,277,748	2,774,357,689
Convertible Bonds	—	11,393,519	—	11,393,519
Common Stocks	4,206,380	98,963	19,144,993	23,450,336
Convertible Preferred Stocks	8,760,244	—	—	8,760,244
Preferred Stocks	20,435,323	3,595,539	92	24,030,954
Miscellaneous	—	550,363	—	550,363
Warrants	—	1,038,129	537,065	1,575,194
Short-Term Investments	—	203,718,599	—	203,718,599

Total Investments	$33,401,947	$3,161,228,265	$30,959,898	$3,225,590,110

Credit Default Swaps	$—	$575,326	$—	$575,326

Total	$33,401,947	$3,161,803,591	$30,959,898	$3,226,165,436

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments	Investments
	in Corporate	in Common	in Preferred	Investments
	Bonds & Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2010	$6,848,177	$16,925,489	$454,353	$537,065	$24,765,084
Realized gains (losses)	(15,428,238)	—	172,354	—	(15,255,884)
Change in net unrealized appreciation (depreciation)*	15,962,368	3,240,609	(105,366)	—	19,097,611
Cost of purchases	4,521,306	—	—	—	4,521,306
Proceeds from sales	(666,235)	(1,021,105)	(521,249)	—	(2,208,589)
Accrued discount (premium)	40,370	—	—	—	40,370
Transfers to Level 3	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—

Balance as of April 30, 2011	$11,277,748	$19,144,993	$92	$537,065	$30,959,898

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$283,819	$4,853,955	$—	$—	$5,137,774

*	Amount is included in the related amount on investments in the Statement of Operations.

At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Income Fund of Boston

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Income Fund of Boston

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Boston Income Portfolio (“the Portfolio”), the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Income Fund of Boston

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Income Fund of Boston

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Income Fund of Boston

Michael W. Weilheimer President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Boston Income Portfolio

Michael W. Weilheimer President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Income Fund of Boston and Boston Income Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Income Fund of Boston

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Boston Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443-6/11	IBSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: June 14, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: June 14, 2011

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: June 14, 2011